Summary of Restricted Stock Award (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule Of Share Based Compensation Restricted Stock Units Award Activity [Line Items]
Shares,Balance, Beginning	3,752,004	3,752,000
Shares,Granted	0	184,000
Shares,Released	(32,000)	(183,996)
Shares,Balance, Ending	3,720,004	3,752,004	3,752,000
Vested and exercisable	3,720,004
Balance, Weighted Average Remaining Vesting Life (Years)	0 years	0 years	9 months 18 days
Balance, Weighted Average Remaining Vesting Life, Granted	0 years	0 years
Balance, Weighted Average Remaining Vesting Life, Released	0 years	0 years
Weighted Average Per Share Fair Value, Balance, Beginning	$ 0.07	$ 0.03
Weighted Average Per Share Fair Value, Granted	0	0.77
Weighted Average Per Share Fair Value, Released	0	0.03
Weighted Average Per Share Fair Value, Balance, Ending	0.07	$ 0.07	$ 0.03
Weighted Average Per Share Fair Value, Vested and exercisable	$ 0.07